RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Restatement Of Previously Issued Financial Statements
Schedule of Restatement on Consolidated Balance Sheet

Financial Statement Line Item	As Previously Reported	Adjustments	As Restated
Cash and cash equivalents	$619,944	$1	$619,945
Accounts receivable, net	14,676	1	14,677
Inventory, at cost	1,116,500	—	1,116,500
Prepaid expenses and other current assets	431,495	25,100	456,595
Loan receivable - stockholder, current portion	405,687	(405,687)	—
Total current assets	2,588,302	(380,585)	2,207,717
Deposits	32,373	—	32,373
Finance right-of-use asset, net	3,352	(3,352)	—
Operating right-of-use asset, net	213,688	(35,263)	178,425
Loan receivable - stockholder, net of current portion	328,642	(328,642)	—
Equipment, net	105,399	(19,286)	86,113
Intangible assets, net	339,032	35,496	374,528
Prepaid distribution cost	453,728	(453,728)	—
Deferred tax asset	890,857	—	890,857
Total assets	4,955,373	(1,185,360)	3,770,013
Accounts payable and accrued expenses	1,479,983	25,099	1,505,082
Notes payable	421,596	—	421,596
Operating lease liability, current portion	144,245	—	144,245
Other liabilities	232,642	992,785	1,225,427
Total current liabilities	2,278,466	1,017,884	3,296,350
Accrued employee benefits, non-current	17,689	—	17,689
Operating lease liability, less current portion	40,109	—	40,109
Total liabilities	2,336,264	1,017,884	3,354,148
Ordinary shares	11,619,117	268,396	11,887,513
Accumulated other comprehensive loss	(204,718)	(134,037)	(338,755)
Accumulated deficit	(8,795,290)	(2,337,603)	(11,132,893)
Total stockholders' equity	2,619,109	(2,203,244)	415,865
Total liabilities and stockholders' equity	$4,955,373	$(1,185,360)	$3,770,013

Schedule of Restatement on Consolidated Statement of Operations and Comprehensive Loss

Financial Statement Line Item	As Previously Reported	Adjustments	As Restated
Revenues, net	$2,931,243	($9,002)	$2,922,241
Cost of revenues	699,329	(2,147)	697,182
Gross profit	2,231,914	(6,855)	2,225,059
General and administrative	1,555,190	(212,722)	1,342,468
Salaries and wages	1,633,599	825,987	2,459,586
Sales and marketing	155,371	(476)	154,895
Contracted services	1,472,722	(1,940)	1,470,782
Impairment expense / loss on asset write-off	612,072	1,249,761	1,861,833
Total operating expenses	5,428,954	1,860,610	7,289,564
Loss from operations	(3,197,040)	(1,867,465)	(5,064,505)
Gain on settlement of liabilities and other	319,906	(148,475)	171,431
Interest income	63,689	(63,689)	—
Interest expense	(244,166)	(47,859)	(292,025)
Total other income (expense), net	139,429	(260,023)	(120,594)
Net loss before income taxes	(3,057,611)	(2,127,488)	(5,185,099)
Income tax benefit (expense)	486,278	(1,494)	484,784
Net loss	(2,571,333)	(2,128,982)	(4,700,315)
Foreign currency translation adjustment	(46,068)	(112,789)	(158,857)
Comprehensive loss	($2,617,401)	($2,241,771)	($4,859,172)

Basic and diluted net loss per share*	($7.74)	($6.34)	($14.08)

Weighted average shares outstanding - basic and diluted*	332,064	1,820	333,884

* As previously reported share and per-share amounts have been retroactively adjusted for the cumulative 1-for-25 reverse stock split (1-for-5 on September 26, 2025 and 1-for-5 on January 30, 2026) to conform to the current presentation.

Schedule of Restatement on Consolidated Statement of Cash Flows

Financial Statement Line Item	As Previously Reported	Adjustments	As Restated
Net loss	($2,571,333)	($2,128,982)	($4,700,315)
Depreciation and amortization	449,910	(32,184)	417,726
Stock compensation / stock-based compensation	148,788	1,174,175	1,322,963
Share issuance for services	972,925	(972,925)	—
Loss on write-off of assets / impairment expense	605,805	1,256,028	1,861,833
Interest capitalized to line of credit	—	68,557	68,557
Accounts receivable	720,032	(441,029)	279,003
Inventories	(126,908)	1	(126,907)
Prepaid expenses and other current assets	(369,846)	(31,017)	(400,863)
Right-of-use assets and liabilities	(120,932)	119,873	(1,059)
Deposits	2,735	—	2,735
Deferred tax asset	(419,837)	—	(419,837)
Accounts payable and accrued expenses	(677,438)	(104,480)	(781,918)
Deferred revenue / contracts payable	(161,038)	—	(161,038)
Other liabilities	—	745,881	745,881
Accrued employee benefits	(28,161)	—	(28,161)
Net cash used in operating activities	(1,575,298)	(346,102)	(1,921,400)
Purchases of equipment	(6,385)	(720)	(7,105)
Net activity on due from related parties	(54,638)	54,638	—
Net cash provided by (used in) investing activities	(61,023)	53,918	(7,105)
Proceeds from issuance of shares, net	3,319,221	439,674	3,758,895
Proceeds from notes payable - related parties	—	145,266	145,266
Repayments of notes payable - related parties	—	(293,789)	(293,789)
Repayments of notes payable	(1,178,132)	225,728	(952,404)
Net cash provided by financing activities	2,141,089	516,879	2,657,968
Effect of exchange rate changes on cash	101,036	(224,692)	(123,656)
Net increase in cash	605,804	3	605,807
Cash at beginning of year	14,140	(2)	14,138
Cash at end of year	$619,944	$1	$619,945